UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                07/13/01
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   88
                                        -------------------

Form 13F Information Table Value Total: $ 323,794
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       9,361    194,975      X                           12,700         182,275
ABERCROMBIE & FITCH        COM       002896207       2,160     48,550      X                                           48,550
ALLIANT TECHSYSTEMS        COM       018804104       5,730     63,740      X                                           63,740
AMBAC                      COM       023139108       2,839     48,775      X                                           48,775
AMERICAN EXPRESS           COM       025816109       3,477     89,601      X                                           89,601
AMERICAN INTL GROUP        COM       026874107         297      3,456      X                                            3,456
AMETEK                     COM       031100100       6,537    213,975      X                           21,100         192,875
AMGEN                      COM       031162100       6,617    109,046      X                           21,400          87,646
ANHEUSER BUSCH             COM       035229103       4,604    111,752      X                                          111,752
APPLIED MATERIALS          COM       038222105       1,520     30,950      X                                           30,950
AVON PRODUCTS              COM       054303102       9,239    199,629      X                           16,000         183,629
BANK OF AMERICA            COM       06605F102       1,841     30,671      X                            3,900          26,771
BECTON DICKINSON           COM       075887109       2,555     71,400      X                                           71,400
BED BATH & BEYOND          COM       075896100       1,033     33,100      X                                           33,100
BRIGGS & STRATTON          COM       109043109         968     23,000      X                                           23,000
BRISTOL-MYERS SQUIBB       COM       110122108       5,463    104,460      X                                          104,460
C S G SYSTEMS INTL         COM       126349109       7,761    136,725      X                                          136,725
CARDINAL HEALTH            COM       14149Y108         466      6,750      X                            6,750               0
CATALINA MARKETING         COM       148867104       7,925    259,746      X                                          259,746
CATERPILLAR                COM       149123101         723     14,442      X                                           14,442
CISCO SYSTEMS              COM       17275R102       5,563    305,640      X                           31,700         273,940
CITIGROUP                  COM       172967101         750     14,188      X                                           14,188
COCA COLA                  COM       191216100       2,580     57,339      X                                           57,339
COLGATE PALMOLIVE          COM       194162103       2,134     36,183      X                                           36,183
COMPUTER ASSOCIATES        COM       204912109       3,393     94,241      X                            6,000          88,241
COMPUWARE                  COM       205638109         292     20,904      X                                           20,904
COSTCO WHSL                COM       22160Q102         435     10,600      X                           10,600               0
CRANE                      COM       224399105         699     22,550      X                                           22,550
DELL COMPUTER              COM       247025109      11,476    438,847      X                           24,700         414,147
DELTA AIR LINES            COM       247361108       4,242     96,232      X                                           96,232
DIONEX                     COM       254546104         223      6,700      X                                            6,700
DOLLAR TREE STORES         COM       256747106       4,286    153,963      X                           20,700         133,263
DOVER                      COM       260003108       1,419     37,700      X                                           37,700
DU PONT                    COM       263534109       2,111     43,750      X                                           43,750
E M C                      COM       268648102       1,404     48,320      X                                           48,320
EASTMAN KODAK              COM       277461109         819     17,550      X                                           17,550
EATON                      COM       278058102       4,560     65,050      X                                           65,050
EQUIFAX                    COM       294429105       5,373    146,480      X                           20,000         126,480
ETHAN ALLEN INTERIORS      COM       297602104         414     12,750      X                                           12,750
EXXON MOBIL                COM       30231G102         314      3,590      X                                            3,590
F M C                      COM       302491303         357      5,200      X                                            5,200
FANNIE MAE                 COM       313586109       8,413     98,800      X                           10,400          88,400
FIRST UNION                COM       337358105         573     16,400      X                                           16,400
FORD                       COM       345370100       3,021    123,065      X                                          123,065
FREDDIE MAC                COM       313400301       2,938     41,975      X                                           41,975
GANNETT                    COM       364730101       4,005     60,775      X                                           60,775
GAP (THE)                  COM       364760108       1,895     65,350      X                                           65,350
GENERAL ELECTRIC           COM       369604103         200      4,107      X                                            4,107
GENERAL MOTORS             COM       370442105       7,359    114,363      X                           10,800         103,563
GUIDANT CORP               COM       401698105         785     21,800      X                                           21,800
I B M                      COM       459200101       7,375     65,269      X                                           65,269
IMS HEALTH                 COM       449934108       5,559    195,058      X                           22,000         173,058
INTEL                      COM       458140100       7,605    260,013      X                           15,600         244,413
INTERPUBLIC GROUP          COM       460690100         727     24,768      X                                           24,768
J P MORGAN CHASE & CO.     COM       16161A108         585     13,110      X                                           13,110
JOHNSON & JOHNSON          COM       478160104       1,789     35,782      X                                           35,782
KEMET CORPORATION          COM       488360108       2,616    132,050      X                                          132,050
KIMBERLY-CLARK             COM       494368103       8,322    148,881      X                                          148,881
KING PHARMACEUTICALS INC   COM       495582108         691     12,850      X                                           12,850
LEXMARK                    COM       529771107       2,814     41,840      X                                           41,840
LILLY ELI & CO             COM       532457108       1,384     18,700      X                                           18,700
M B N A                    COM       55262L100      10,688    324,372      X                           11,500         312,872
MAYTAG                     COM       578592107       3,640    124,410      X                           16,600         107,810
MCGRAW-HILL                COM       580645109       1,212     18,325      X                                           18,325
MEDTRONIC                  COM       585055106         350      7,600      X                            7,600               0
MERCK                      COM       589331107       6,712    105,027      X                                          105,027
METTLER TOLEDO INTL        COM       592688105       5,856    135,400      X                           13,900         121,500
MICROSOFT                  COM       594918104       1,135     15,550      X                            7,200           8,350
MILLIPORE                  COM       601073109       1,407     22,700      X                                           22,700
NATIONAL CITY CORP         COM       635405103       1,505     48,900      X                                           48,900
ORACLE                     COM       68389X105       7,751    407,954      X                                          407,954
P P G INDUSTRIES           COM       693506107       3,120     59,350      X                           11,400          47,950
PATTERSON DENTAL           COM       703412106       7,215    240,496      X                                          240,496
PEPSICO                    COM       713448108         700     15,833      X                            5,200          10,633
PFIZER                     COM       717081103       2,196     54,829      X                           15,000          39,829
PITNEY BOWES               COM       724479100       4,816    114,349      X                                          114,349
PLANTRONICS                COM       727493108       5,551    239,778      X                                          239,778
PROVIDIAN FINANCIAL        COM       74406A102       7,616    128,650      X                            8,000         120,650
RALSTON PURINA             COM       751277302      10,020    333,792      X                                          333,792
RAYMOND JAMES FINL         COM       754730109       3,996    130,578      X                                          130,578
S B C COMMUNICATIONS       COM       78387G103         339      8,472      X                                            8,472
SAFEWAY                    COM       786514208       7,552    157,331      X                           14,100         143,231
SCHERING-PLOUGH            COM       806605101       8,829    243,617      X                                          243,617
SUPERIOR INDUSTRIES        COM       868168105       6,312    164,795      X                           18,000         146,795
TEXAS INSTRUMENTS          COM       882508104       1,714     54,400      X                                           54,400
UNITED TECHNOLOGIES        COM       913017109       5,223     71,298      X                            8,600          62,698
VERIZON COMMUNICATIONS     COM       92343V104       2,809     52,500      X                                           52,500
WATERS                     COM       941848103       2,913    105,519      X                           12,500          93,019